Schedule of employee benefits liability (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Defined benefit obligation	₨ 71,277	₨ 69,729
Liability for compensated absences	25,487	33,224
Total liability	96,766	102,953
Net Unfunded liability	₨ 71,277	₨ 69,729